Note 1 -Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Number of Branches	10
Goodwill, Impairment Loss	$ 0	$ 0	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares) | shares	2,175	11,223
Payments for Stock Options Exercised	$ 7,000	$ 50,000	77,000
Employee Stock Option [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 0	$ 0	$ 0
Restricted Stock [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares	585	0	0
Core Deposits [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Furniture, Fixtures, and Equipment [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Building and Building Improvements [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Furniture, Fixtures, and Equipment [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Building and Building Improvements [Member]
Note 1 -Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years